Shares (Tables)	12 Months Ended
Dec. 31, 2018
Shares
Schedule of shares in subsidiaries

Shares in subsidaries	December 31, 2018		December 31, 2017
Skr mn	Book value	Number of shares	Book value	Number of shares
Venantius AB (reg.no 556449-5116)	—	—	24	5,000,500
SEKETT AB (reg.no 559132-9668)	0	50	—	—